Business Combinations - Schedule of Fair Value of Assets and Liabilities on Acquisition Date (Detail) - Equals S.A. [member] R$ in Thousands	Sep. 04, 2018 BRL (R$)
Assets
Cash and cash equivalents	R$ 60
Trade accounts receivable	798
Other current assets	312
Receivables to related parties	1,057
Property and equipment	428
Deferred tax asset	108
Total assets	41,064
Liabilities
Trade accounts payable	(419)
Labor and social security liabilities	(1,704)
Taxes payable	(225)
Payables to related parties	(244)
Deferred tax liabilities	(12,960)
Total liabilities	(15,552)
Net identifiable assets acquired	25,512
Goodwill on acquisition	24,488
Total consideration transferred	50,000
Customer relationship [member]
Assets
Intangible assets	2,103
Software [member]
Assets
Intangible assets	34,539
Non compete agreement [member]
Assets
Intangible assets	R$ 1,659